BORROWING, FINANCING AND DEBENTURES - Schedule of main features of the debentures (Detail) - Debentures, Series 12 [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) Debenture
1st series [member]
BORROWING, FINANCING AND DEBENTURES
Contractual fee	100% DI + 0.8%
Maturity	09/14/2027
Notional amount | R$	R$ 255,889
Number Of Debentures Issued | Debenture	255,889
Borrowings, Interest rate basis	100% DI
Borrowings, adjustment to interest rate basis	0.80%
2nd series [member]
BORROWING, FINANCING AND DEBENTURES
Contractual fee	IPCA + 6.8%
Maturity	09/14/2029
Notional amount | R$	R$ 487,214
Number Of Debentures Issued | Debenture	487,214
Borrowings, Interest rate basis	IPCA
Borrowings, adjustment to interest rate basis	6.80%
3rd series [member]
BORROWING, FINANCING AND DEBENTURES
Contractual fee	IPCA + 6.9%
Maturity	09/14/2032
Notional amount | R$	R$ 306,897
Number Of Debentures Issued | Debenture	306,897
Borrowings, Interest rate basis	IPCA
Borrowings, adjustment to interest rate basis	6.90%